Income Tax Tax (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 25, 2010	Dec. 26, 2009
Pre-tax income
Domestic	$ 767.2	$ 779.3	$ 477.1
Foreign	7.0	29.7	240.4
Income from continuing operations before income taxes	774.2	809.0	717.5
Current
Federal	16.0	7.5	(51.3)
State	3.9	24.6	9.6
Foreign	24.0	38.7	(100.8)
Total current tax expense (benefit)	43.9	70.8	(142.5)
Deferred
Federal	72.6	86.9	87.0
State	3.9	5.2	14.7
Foreign	(21.0)	(24.2)	26.1
Total deferred income tax expense (benefit)	55.5	67.9	127.8
Total income tax expense (benefit) from continuing operations	$ 99.4	$ 138.7	$ (14.7)
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
Statutory Federal income tax rate (as a percent)	35.00%	35.00%	35.00%
State income taxes, net of federal benefits (as a percent)	1.60%	2.00%	2.00%
Effect on foreign tax rates (as a percent)	(21.40%)	(20.20%)	(21.70%)
Effect on foreign tax law and rate changes (as a percent)	(0.40%)	0.70%	(2.70%)
Effect of unrecognized tax benefits (as a percent)	(1.10%)	0.80%	(18.80%)
Other, net (as a percent)	(0.90%)	(1.20%)	4.20%
Effective tax rate (as a percent)	12.80%	17.10%	(2.00%)